INCOME STATEMENT DETAILS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied			₪ 204
Period of collective employment agreement			on a salary increase budget for 2022, in the amount of 3%, to be differentially allocated. In addition, the Parties agreed to negotiate at a later time a salary increase and participation in the Company's profits mechanism for the years 2023- 2024.
Percentage Increase in Revenues [Member]
Statement Line Items [Line Items]
Percentage of performance obligations that were unsatisfied or partially unsatisfied as year end that will be recognized as revenue during subsequent years	20.00%	50.00%